Cover	Apr. 23, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 23, 2020, Hub Group, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Form 8-K”) to report the retirement of Terri A. Pizzuto, its Executive Vice President, Chief Financial Officer and Treasurer. Furthermore, the Company announced the appointment of Geoff DeMartino and Kevin Beth, effective July 1, 2020, to the positions of Executive Vice President, Chief Financial Officer and Treasurer and Executive Vice President and Chief Accounting Officer, respectively. This Amendment to the Current Report on Form 8-K/A (“Amendment No. 1”) for the Company amends Item 5.02 of the Initial Form 8-K to include a brief description of Mr. DeMartino’s and Mr. Beth’s compensation arrangements, as approved by the Compensation Committee (the “Compensation Committee”) of the Board of Directors of the Company, in connection with their appointments.
Document Period End Date	Apr. 23, 2020
Entity File Number	0-27754
Entity Registrant Name	Hub Group, Inc.
Entity Central Index Key	0000940942
Entity Tax Identification Number	36-4007085
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2000 Clearwater Drive
Entity Address, City or Town	Oak Brook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60523
City Area Code	(630)
Local Phone Number	271-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	HUBG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false